Related Party Transactions (Details Narrative) - USD ($)												2 Months Ended	3 Months Ended		6 Months Ended
	Dec. 07, 2021	Jan. 14, 2021	Jan. 14, 2021	Jan. 04, 2021	Jan. 04, 2021	Jan. 03, 2021	Dec. 07, 2020	Nov. 20, 2020	Nov. 19, 2020	Nov. 19, 2020	Nov. 13, 2020	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Related Party Transaction [Line Items]
Units issued during the period, shares								2,156,250
Stock issued during the period								$ 25,000						$ 109,251,515
Shares issued price per share								$ 0.012
Shares forfeited during the period												375,000
Common stock, shares outstanding												2,875,000	4,674,626		4,674,626
Shares exercised during the period			375,000		375,000
Agreement description			In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $									The Company’s initial stockholder has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and not to transfer, assign or sell the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares.			The Company’s initial stockholder has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and not to transfer, assign or sell the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares.
Proceeds from issuance of promissory note to related party		$ 150,000										$ 150,000
Debt conversion description												Up to $1,500,000 of such Working Capital Loans may be convertible into units at a price of $10.00 per unit at the option of the lender, upon consummation of the Company’s Initial Business Combination.			Up to $1,500,000 of such Working Capital Loans may be convertible into units at a price of $10.00 per unit at the option of the lender, upon consummation of the Company’s Initial Business Combination.
Service fee expense												$ 7,742	$ 30,000		$ 60,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Units issued during the period, shares			1,500,000
Shares issued price per share		$ 10.00	$ 10.00
Founder Shares [Member]
Related Party Transaction [Line Items]
Shares forfeited during the period						375,000
Common stock, shares outstanding						2,875,000
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares exercised during the period			375,000
Sponsor [Member]
Related Party Transaction [Line Items]
Shares forfeited during the period					343,125
Common stock, shares outstanding				2,630,625	2,630,625
Debt instrument maturity date									This loan is non-interest bearing and payable on the earlier of March 31, 2021 or the completion of the IPO.	This loan was non-interest bearing and payable on the earlier of March 31, 2021 or the completion of the IPO.
Monthly fee												$ 10,000			$ 10,000
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Unsecured promissory note									$ 250,000	$ 250,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Units issued during the period, shares											2,156,250
Stock issued during the period											$ 25,000
Shares issued price per share											$ 0.012
Shares forfeited during the period	161,719				28,750		161,719
Shares owned					2,630,625
Agreement description				The Sponsor has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The Sponsor has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Ladenburg and Certain Employees [Member]
Related Party Transaction [Line Items]
Shares forfeited during the period					31,875
Ladenburg and Certain Employees [Member] | Representative Shares [Member]
Related Party Transaction [Line Items]
Units issued during the period, shares	161,719				28,750		161,719
Stock issued during the period	$ 1,875				$ 230		$ 1,875
Shares issued price per share	$ 0.012			$ 0.008	$ 0.008		$ 0.012
Shares forfeited during the period					28,750	31,875
Common stock, shares outstanding				244,375	244,375
Shares exercised during the period					28,750	31,875
Shares owned						244,375